PUTNAM GLOBAL GROWTH FUND

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
             February 28, 1997    as revised June 12, 1997

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the fund dated February 28, 1997, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund.
Part II includes information about the fund and the other Putnam funds.

                             Table of Contents

Part I

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . .I-3

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . .I-5

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . I-10

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . I-10

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . . . . . I-11

Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-34

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-45

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . . . .II-57

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-58

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-64

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-64

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-64

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-65

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-66

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-71

                                    SAI
                                  PART I

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment,

more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer;
provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S.
government or its agencies or instrumentalities.

(2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(3) Borrow money in excess of 10% of its gross assets (taken at cost) and then only as a temporary measure for extraordinary or emergency reasons and not for investment. (The fund may borrow only from banks and immediately after any such borrowings there must be an asset coverage (total assets of the fund including the amount borrowed less liabilities other than such borrowings) of at least 300% of the amount of all borrowings. In the event that, due to market decline or other reasons, such asset coverage should at any time fall below 300%, the fund is required within three days not including Sundays and holidays to reduce the amount of its borrowings to the extent necessary to cause the asset coverage of such borrowings to be at least 300%. If this should happen, the fund may have to sell securities at a time when it would be disadvantageous to do so.)

(4) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements,
or by lending its portfolio
securities
 .

(5) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(8) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

Although certain of the fund's fundamental investment
restrictions permit it to borrow money to a limited extent,
   the fund     does not currently intend to do so and did not do
so last year.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the
outstanding    fund     shares        , or (2) 67% or more of the
shares present at a meeting if more than 50% of the outstanding
   fund     shares are represented at the meeting in person or by
proxy.

It is contrary to the fund's present policy, which may be changed without shareholder approval, to:

(1) Invest in (a) securities which are not readily marketable,
(b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

                         ------------------------

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                          ----------------------

CHARGES AND EXPENSES

Management fees

Under a Management Contract dated February 20, 1997, the fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of 0.80% of the first $500 million of average net assets, 0.70% of the next
$500 million, 0.65% of the next    $500 million     and 0.60% of
the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% of any amount thereafter. For the past three fiscal years, pursuant to a management contract in effect prior to February 20, 1997, under which the management fee payable to Putnam Management was paid at the rate of 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million and 0.60% of any amount over $1.5 billion, the fund incurred the following fees:

              Fiscal                 Management
              year                   fee paid

              1996                   $20,951,734
              1995                   $16,544,148
              1994                   $12,562,847


Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:

              Fiscal                  Brokerage
              year                    commissions

              1996                    $7,574,609
              1995                    $5,565,094
              1994                         $4,798,128

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:

         Dollar
         value                Percent of
         of these             total                 Amount of
         transactions         transactions        commissions

         $2,729,035,788          69.83%            $5,938,635

Administrative expense reimbursement

The fund reimbursed Putnam Management in the following amount for administrative services during fiscal 1996, including the following amount for compensation of certain fund officers and contributions to the Putnam Investments, Inc. Profit Sharing
Retirement Plan for their benefit:

                                    Portion of total
                                    reimbursement for
                                      compensation
            Total                          and
        reimbursement                 contributions

           $43,424                       $38,255

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 1996 and the fees paid to each Trustee by all of the Putnam funds during calendar 1996:

COMPENSATION TABLE

                                     Pension or     Estimated          Total
                     Aggregate       retirement     annual benefits compensation
                  compensation benefits accrued      from all       from all
                      from the       as part of    Putnam funds        Putnam
Trustees/Year          fund(1)    fund expenses(2)  upon retirement(3) funds(4)
-------------------------------------------------------------------------------

Jameson A. Baxter/1994 (5)  $5,514          $0        $85,646         $172,291
Hans H. Estin/1972            5,491          0         85,646          171,291
John A. Hill/1985 (5)         5,465          0         85,646          170,791
Ronald J. Jackson/1996 (5)(6) 2,230          0         85,646           94,807
Elizabeth T. Kennan/1992      5,491          0         85,646          171,291
Lawrence J. Lasser/1992       5,453          0         85,646          169,791
Robert E. Patterson/1984      5,862          0         85,646          182,291
Donald S. Perkins/1982        5,469          0         85,646          170,291
William F. Pounds/1971 (7)    6,130          0         98,146          197,291
George Putnam/1957            5,491          0         85,646          171,291
George Putnam, III/1984       5,491          0         85,646          171,291
A.J.C. Smith/1986             5,453          0         85,646          169,791
W. Nicholas Thorndike/1992    5,825          0         85,646          181,291

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) The Trustees approved a Retirement Plan for Trustees of the Putnam funds on October 1, 1996.  Prior to that date, voluntary retirement benefits were paid to certain retired Trustees.
(3) Assumes that each Trustee retires at the normal retirement date.
    Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1996.
(4) As of December 31, 1996, there were 96 funds in the Putnam family.
(5) Includes compensation deferred pursuant to a Trustee Compensation
    Deferral Plan.  The total amounts of deferred compensation payable by the
    fund to    Ms. Baxter,     Mr. Hill   and     Mr. Jackson         as of
    October 31, 1996 were    $4,936,     $7,938   and     $2,263        ,
    respectively, including income earned on such amounts.
(6) Elected as a Trustee in May 1996.
(7) Includes additional compensation for service as Vice Chairman of the Putnam funds.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of
(i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled to receive had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

Share ownership

At January 31, 1997, the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund , and, except as noted below, to the knowledge of the fund no person owned of record or beneficially 5% or more
of         any class of    shares of     the fund       :

 Shareholder name       Percentage
Classand address           owned

  A              Great West Life & Annuity             6.20%
                   8515 East Orchard Rd.
                 Englewood, CO 80111-50002

  Y             The Thomson Holdings, Inc.            17.12%
                       Savings Plan*

  Y             Thomason Financial Networks            6.60%
                   401(k) Savings Plan*

*        The address for the name listed is:
         c/o Putnam Fiduciary Trust Company, as trustee or agent, 859 Willard Street, Quincy, MA 02269.



Distribution fees

During fiscal 1996, the fund paid the following 12b-1 fees to Putnam Mutual Funds:

      Class A                 Class B             Class M

    $4,902,301              $11,722,821          $104,009

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received sales charges with respect to class
A shares in the following amounts during the periods indicated:

              Sales charges
           retained by Putnam     Contingent
       Total  Mutual Funds         deferred
     front-end    after              sales
Fiscal year   sales charges   dealer concessions      charges

1996         $ 7,319,673         $1,199,012         $20,996
1995         $ 5,851,560         $  893,503         $26,951
1994         $10,702,534         $1,359,290         $ 8,713


Class B contingent deferred sales charges

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

                         Contingent deferred
Fiscal year                 sales charges

1996                         $1,502,966
1995                         $1,720,078
1994                           $764,274

Class M sales charges

Putnam Mutual Funds received sales charges with respect to class
M shares in the following amounts during the periods indicated:

                                           Sales charges
                                      retained by Putnam
                                            Mutual Funds
                      Total                        after
Fiscal    period    sales charges     dealer concessions

1996                $213,461                     $34,883
1995                 $68,686                     $10,969

Investor servicing and custody fees and expenses

During the 1996 fiscal year, the fund incurred $10,176,556 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

INVESTMENT PERFORMANCE
Standard performance measures
(for periods ended October 31, 1996)

                    Class A    Class B    Class M      Class Y
Inception date:     9/1/67     4/27/92    3/1/95       6/15/94

Annualized
total return

1 year               9.41%      10.25%     11.46%       16.39%
5 years              9.89         --         --           --
10 years             9.76         --         --           --
Life of class         --        10.86      15.39        11.80

Data represent past performance and are not indicative of future
results.  Total return         for class A and class M shares
reflects the deduction of the maximum sales charge of 5.75% and 3.50%, respectively. Total return for class B shares reflects the deduction of the applicable contingent deferred sales charge ("CDSC"). The maximum class B CDSC is 5.0%. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.



Ian C. Ferguson, (39)    (46     funds).  Senior Managing
Director of Putnam Management.  Prior to April, 1996, Mr.
Ferguson was Chief Executive Officer at Hong Kong Shanghai
Banking Corporation.

Brett Browchuk,    (34)     (48 funds).  Managing Director of
Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

Anthony W. Regan, (57) (12 funds).  Senior Managing Director of
Putnam Management.

   Thomas R. Haslett (35) (3 funds).   Managing Director of
Putnam Management.  Prior to December, 1996, Mr. Haslett was
Managing Director of Montgomery Asset Management Ltd.

Carol C. McMullen, (41)    (7     funds).  Managing Director of
Putnam Management.  Prior to June, 1995, Ms. McMullen was Senior
Vice President at Baring Asset Management.

Robert Swift,    (37)     (6 funds).  Senior Vice President of
Putnam Management. Prior to August, 1995, Mr. Swift was Director and Senior Portfolio Manager at IAI International/Hill Samuel
Investment Advisors.

Ami T. Kuan, (34) (4 funds).  Vice President of Putnam
Management.  Prior to April, 1993, Ms. Kuan attended the Alfred
P. Sloan School of Management, Massachusetts Institute of
Technology.

C. Kim Goodwin,    (38)     (4 funds).  Senior Vice President of
Putnam Management. Prior to May, 1996, Ms. Goodwin was Vice President at Prudential Mutual Fund Investment Management, and prior to February, 1993, Ms. Goodwin was Assistant Vice President at Mellon Bank.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the fiscal year ended October 31, 1996, filed electronically on December 31, 1996 (File No. 811-1403), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.